Discontinued operations and assets classified as held for sale - Results of Signify (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Tax expense (income) relating to profit (loss) from ordinary activities of discontinued operations		€ 9		€ 14		€ 182
Profit (loss) from discontinued operations, total	[3]	€ (19)	[1],[2]	(213)	[1],[2]	843	[4],[5]
Signify Member
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
US tax reform act						8
Profit (loss) from discontinued operations, total				198
Signify Member
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Discontinued Operations, Revenue						6,319
Discontinued Operations, Expenses				18		5,776
Gain (Loss) Discontinued Operations Before Tax						538
Adjustments for fair value losses (gains)				218		104
Dividend income				32
Profit Loss Discontinued Operations, Before Tax, total				(204)		977
Tax expense (income) relating to profit (loss) from ordinary activities of discontinued operations				(7)		150
Gain (loss) discontinued operations tax						61
Profit (loss) from discontinued operations, total				€ (198)		€ 896

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[3]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items
[4]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[5]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.